Financial instruments - Level 3 financial instruments reconciliation (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Level 3 financial assets reconciliation
Balance at the beginning of period	R$ 8,400.6
Balance at the end of period	10,316.4		R$ 8,400.6
Level 3 financial liability reconciliation
Recognition of an gain (loss)	(90.4)		10.8	R$ (82.8)
Level 3 | Purchase of TAP Convertible Bonds option issued
Level 3 financial assets reconciliation
Acquisition cost (90 million) | €		€ 90
Level 3 financial liability reconciliation
Balance at the beginning of period	(154.4)
Fair value of call-option			(154.4)
Recognition of an gain (loss)	154.4
Balance at the end of period			(154.4)
Level 3 | Long-term investments
Level 3 financial assets reconciliation
Balance at the beginning of period	752.1
Acquisition cost (90 million)			360.8
Foreign currency exchange gain (loss)	47.8		(51.3)
Interest accrual	29.6		15.6
Net present value adjustment	(11.8)		(41.3)
Fair value of call-option	18.3		468.3
Balance at the end of period	R$ 836.0		R$ 752.1